Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Life and health premiums, net	$ 139	[1]	$ (20,459)	[1]	$ 3,409	[1]
Contract charges	46		460		501
Net investment income	176		1,928		2,175
Debt Securities, Net realized investment gains			4,319		119
Other Income	293
Total revenues	654		(13,752)		6,204
Benefits and expenses
Life and health insurance claims and benefits, net	179	[1]	(20,028)	[1]	2,268	[1]
Interest credited to policyholder account balances	9		158		164
Operating and other expenses	86		1,087		1,040
Total benefits and expenses	274		(18,783)		3,472
Income (loss) before income taxes	380		5,031		2,732
Income tax expense (benefit)	249		1,679		921
Net income (loss)	131		3,352		1,811
Change in unrealized gains (losses), net of tax expense (benefit)	(154)	[2]	390	[2]	1,334	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		[3]	(2,654)	[3]	(117)	[3]
Other Comprehensive Income (Loss)	(154)		(2,264)		1,217
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	(23)		1,088		3,028
Reinsurance recoverable from affiliate	25,525		26,391
Assets on deposit	89,313
Claim and policy benefit reserves - life and health	23,196		24,112
Policyholder account balances	93,047		3,797
Life and Health
Revenues
Life and health premiums, net	139
Contract charges	46
Net investment income	176
Other Income	293
Total revenues	654
Benefits and expenses
Life and health insurance claims and benefits, net	179
Interest credited to policyholder account balances	9
Operating and other expenses	86
Total benefits and expenses	274
Income (loss) before income taxes	380
Income tax expense (benefit)	249
Net income (loss)	131
Change in unrealized gains (losses), net of tax expense (benefit)	(154)
Other Comprehensive Income (Loss)	(154)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	(23)
Reinsurance recoverable from affiliate	25,525
Claim and policy benefit reserves - life and health	23,196
Policyholder account balances	3,734
Annuities
Benefits and expenses
Assets on deposit	89,313
Policyholder account balances	$ 89,313

[1]	See Note 7.
[2]	Change in unrealized gains (losses), net of tax expense (benefit) (2013 - ($105); 2012 - $210; 2011 - $716).
[3]	Reclassification adjustment for (gains) included in net income, net of tax (benefit): 2012 - ($1,429); 2011 - ($63).